UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	5/31/2026

Item 1.	Reports to Stockholders.

(a)

DWS Strategic High Yield Tax-Free Fund

Class A: NOTAX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 7.37% (unadjusted for sales charges) for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living and education bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Fund Performance

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Table Summary
	Class A	Bloomberg Municipal Bond Index
'16	$9,725	$10,000
'16	$9,905	$10,159
'16	$9,907	$10,165
'16	$9,939	$10,179
'16	$9,900	$10,128
'16	$9,797	$10,022
'16	$9,420	$9,648
'16	$9,495	$9,761
'17	$9,539	$9,826
'17	$9,617	$9,894
'17	$9,638	$9,916
'17	$9,701	$9,987
'17	$9,850	$10,146
'17	$9,841	$10,110
'17	$9,894	$10,191
'17	$9,979	$10,269
'17	$9,944	$10,217
'17	$9,973	$10,242
'17	$9,970	$10,187
'17	$10,089	$10,293
'18	$9,979	$10,172
'18	$9,928	$10,142
'18	$9,966	$10,179
'18	$9,946	$10,143
'18	$10,058	$10,259
'18	$10,072	$10,268
'18	$10,084	$10,293
'18	$10,089	$10,319
'18	$10,027	$10,252
'18	$9,898	$10,189
'18	$9,939	$10,302
'18	$10,008	$10,425
'19	$10,068	$10,504
'19	$10,128	$10,560
'19	$10,309	$10,727
'19	$10,342	$10,768
'19	$10,523	$10,916
'19	$10,574	$10,956
'19	$10,641	$11,045
'19	$10,829	$11,219
'19	$10,774	$11,129
'19	$10,771	$11,149
'19	$10,794	$11,177
'19	$10,846	$11,211
'20	$11,056	$11,412
'20	$11,268	$11,559
'20	$10,249	$11,140
'20	$9,915	$11,000
'20	$10,234	$11,350
'20	$10,581	$11,444
'20	$10,820	$11,636
'20	$10,832	$11,582
'20	$10,819	$11,584
'20	$10,814	$11,549
'20	$11,065	$11,724
'20	$11,285	$11,795
'21	$11,483	$11,870
'21	$11,304	$11,682
'21	$11,391	$11,754
'21	$11,562	$11,852
'21	$11,724	$11,888
'21	$11,832	$11,920
'21	$11,948	$12,019
'21	$11,903	$11,975
'21	$11,782	$11,889
'21	$11,728	$11,854
'21	$11,891	$11,955
'21	$11,940	$11,974
'22	$11,599	$11,646
'22	$11,485	$11,605
'22	$10,990	$11,228
'22	$10,486	$10,918
'22	$10,604	$11,080
'22	$10,164	$10,899
'22	$10,590	$11,187
'22	$10,292	$10,941
'22	$9,636	$10,521
'22	$9,464	$10,434
'22	$10,025	$10,922
'22	$9,983	$10,953
'23	$10,390	$11,268
'23	$10,116	$11,013
'23	$10,288	$11,257
'23	$10,301	$11,232
'23	$10,257	$11,134
'23	$10,431	$11,246
'23	$10,486	$11,290
'23	$10,359	$11,128
'23	$10,020	$10,802
'23	$9,802	$10,710
'23	$10,511	$11,390
'23	$10,837	$11,654
'24	$10,895	$11,595
'24	$10,953	$11,610
'24	$11,021	$11,609
'24	$10,869	$11,466
'24	$10,907	$11,432
'24	$11,174	$11,607
'24	$11,318	$11,713
'24	$11,420	$11,805
'24	$11,597	$11,922
'24	$11,403	$11,748
'24	$11,644	$11,951
'24	$11,438	$11,777
'25	$11,468	$11,836
'25	$11,639	$11,954
'25	$11,401	$11,751
'25	$11,247	$11,656
'25	$11,191	$11,664
'25	$11,266	$11,736
'25	$11,111	$11,713
'25	$11,198	$11,815
'25	$11,561	$12,088
'25	$11,714	$12,238
'25	$11,757	$12,266
'25	$11,778	$12,277
'26	$11,834	$12,392
'26	$12,014	$12,547
'26	$11,752	$12,255
'26	$11,912	$12,396
'26	$12,015	$12,442

Yearly periods ended May 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	7.37%	0.49%	2.14%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	4.41%	-0.07%	1.85%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Table Summary
Net Assets ($)	412,996,979
Number of Portfolio Holdings	259
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	1,877,093
Modified Duration to Worst	8.1 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	92%
General Obligation Bonds	7%
Variable Rate Demand Notes	3%
Other	1%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	1%
AA	13%
A	10%
BBB	19%
BB	8%
B	1%
CCC	1%
CC	0%
Not Rated	45%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Florida	13%
California	10%
New York	9%
Wisconsin	9%
Colorado	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSHYTFF-TSRA-A

R-101128-3 (07/26)

DWS Strategic High Yield Tax-Free Fund

Class C: NOTCX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.68%

Gross expense ratio as of the latest prospectus: 1.73%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 6.56% (unadjusted for sales charges) for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living and education bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Fund Performance

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Class C	Bloomberg Municipal Bond Index
'16	$10,000	$10,000
'16	$10,187	$10,159
'16	$10,175	$10,165
'16	$10,201	$10,179
'16	$10,155	$10,128
'16	$10,043	$10,022
'16	$9,658	$9,648
'16	$9,729	$9,761
'17	$9,768	$9,826
'17	$9,842	$9,894
'17	$9,857	$9,916
'17	$9,915	$9,987
'17	$10,061	$10,146
'17	$10,038	$10,110
'17	$10,094	$10,191
'17	$10,166	$10,269
'17	$10,132	$10,217
'17	$10,155	$10,242
'17	$10,145	$10,187
'17	$10,260	$10,293
'18	$10,134	$10,172
'18	$10,084	$10,142
'18	$10,108	$10,179
'18	$10,082	$10,143
'18	$10,198	$10,259
'18	$10,205	$10,268
'18	$10,211	$10,293
'18	$10,209	$10,319
'18	$10,132	$10,252
'18	$10,003	$10,189
'18	$10,039	$10,302
'18	$10,102	$10,425
'19	$10,147	$10,504
'19	$10,202	$10,560
'19	$10,386	$10,727
'19	$10,414	$10,768
'19	$10,580	$10,916
'19	$10,633	$10,956
'19	$10,685	$11,045
'19	$10,876	$11,219
'19	$10,814	$11,129
'19	$10,804	$11,149
'19	$10,821	$11,177
'19	$10,865	$11,211
'20	$11,069	$11,412
'20	$11,274	$11,559
'20	$10,239	$11,140
'20	$9,908	$11,000
'20	$10,221	$11,350
'20	$10,560	$11,444
'20	$10,792	$11,636
'20	$10,798	$11,582
'20	$10,777	$11,584
'20	$10,757	$11,549
'20	$11,009	$11,724
'20	$11,220	$11,795
'21	$11,409	$11,870
'21	$11,224	$11,682
'21	$11,304	$11,754
'21	$11,466	$11,852
'21	$11,619	$11,888
'21	$11,719	$11,920
'21	$11,826	$12,019
'21	$11,774	$11,975
'21	$11,648	$11,889
'21	$11,586	$11,854
'21	$11,740	$11,955
'21	$11,782	$11,974
'22	$11,437	$11,646
'22	$11,319	$11,605
'22	$10,834	$11,228
'22	$10,321	$10,918
'22	$10,431	$11,080
'22	$9,992	$10,899
'22	$10,405	$11,187
'22	$10,106	$10,941
'22	$9,456	$10,521
'22	$9,281	$10,434
'22	$9,825	$10,922
'22	$9,778	$10,953
'23	$10,169	$11,268
'23	$9,896	$11,013
'23	$10,058	$11,257
'23	$10,064	$11,232
'23	$10,014	$11,134
'23	$10,178	$11,246
'23	$10,225	$11,290
'23	$10,095	$11,128
'23	$9,758	$10,802
'23	$9,540	$10,710
'23	$10,224	$11,390
'23	$10,534	$11,654
'24	$10,583	$11,595
'24	$10,634	$11,610
'24	$10,693	$11,609
'24	$10,539	$11,466
'24	$10,569	$11,432
'24	$10,821	$11,607
'24	$10,952	$11,713
'24	$11,044	$11,805
'24	$11,218	$11,922
'24	$11,023	$11,748
'24	$11,250	$11,951
'24	$11,035	$11,777
'25	$11,067	$11,836
'25	$11,214	$11,954
'25	$10,979	$11,751
'25	$10,826	$11,656
'25	$10,765	$11,664
'25	$10,820	$11,736
'25	$10,675	$11,713
'25	$10,752	$11,815
'25	$11,093	$12,088
'25	$11,233	$12,238
'25	$11,268	$12,266
'25	$11,281	$12,277
'26	$11,327	$12,392
'26	$11,492	$12,547
'26	$11,235	$12,255
'26	$11,381	$12,396
'26	$11,472	$12,442

Yearly periods ended May 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	6.56%	-0.26%	1.38%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.56%	-0.26%	1.38%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	412,996,979
Number of Portfolio Holdings	259
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	1,877,093
Modified Duration to Worst	8.1 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	92%
General Obligation Bonds	7%
Variable Rate Demand Notes	3%
Other	1%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	1%
AA	13%
A	10%
BBB	19%
BB	8%
B	1%
CCC	1%
CC	0%
Not Rated	45%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Florida	13%
California	10%
New York	9%
Wisconsin	9%
Colorado	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSHYTFF-TSRA-C

R-101128-3 (07/26)

DWS Strategic High Yield Tax-Free Fund

Class S: SHYTX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$71	0.68%

Gross expense ratio as of the latest prospectus: 0.74%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 7.63% for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living and education bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Fund Performance

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

Table Summary
	Class S	Bloomberg Municipal Bond Index
'16	$10,000	$10,000
'16	$10,187	$10,159
'16	$10,191	$10,165
'16	$10,227	$10,179
'16	$10,188	$10,128
'16	$10,085	$10,022
'16	$9,700	$9,648
'16	$9,786	$9,761
'17	$9,834	$9,826
'17	$9,908	$9,894
'17	$9,932	$9,916
'17	$9,999	$9,987
'17	$10,155	$10,146
'17	$10,147	$10,110
'17	$10,205	$10,191
'17	$10,294	$10,269
'17	$10,268	$10,217
'17	$10,292	$10,242
'17	$10,291	$10,187
'17	$10,417	$10,293
'18	$10,306	$10,172
'18	$10,254	$10,142
'18	$10,296	$10,179
'18	$10,277	$10,143
'18	$10,396	$10,259
'18	$10,411	$10,268
'18	$10,427	$10,293
'18	$10,434	$10,319
'18	$10,372	$10,252
'18	$10,241	$10,189
'18	$10,285	$10,302
'18	$10,360	$10,425
'19	$10,423	$10,504
'19	$10,488	$10,560
'19	$10,677	$10,727
'19	$10,714	$10,768
'19	$10,903	$10,916
'19	$10,958	$10,956
'19	$11,029	$11,045
'19	$11,227	$11,219
'19	$11,173	$11,129
'19	$11,172	$11,149
'19	$11,207	$11,177
'19	$11,254	$11,211
'20	$11,475	$11,412
'20	$11,697	$11,559
'20	$10,642	$11,140
'20	$10,297	$11,000
'20	$10,631	$11,350
'20	$10,993	$11,444
'20	$11,244	$11,636
'20	$11,259	$11,582
'20	$11,247	$11,584
'20	$11,245	$11,549
'20	$11,507	$11,724
'20	$11,739	$11,795
'21	$11,947	$11,870
'21	$11,763	$11,682
'21	$11,856	$11,754
'21	$12,036	$11,852
'21	$12,207	$11,888
'21	$12,323	$11,920
'21	$12,446	$12,019
'21	$12,402	$11,975
'21	$12,278	$11,889
'21	$12,224	$11,854
'21	$12,397	$11,955
'21	$12,451	$11,974
'22	$12,098	$11,646
'22	$11,982	$11,605
'22	$11,468	$11,228
'22	$10,945	$10,918
'22	$11,071	$11,080
'22	$10,614	$10,899
'22	$11,051	$11,187
'22	$10,752	$10,941
'22	$10,070	$10,521
'22	$9,892	$10,434
'22	$10,480	$10,922
'22	$10,439	$10,953
'23	$10,866	$11,268
'23	$10,582	$11,013
'23	$10,764	$11,257
'23	$10,780	$11,232
'23	$10,737	$11,134
'23	$10,911	$11,246
'23	$10,981	$11,290
'23	$10,851	$11,128
'23	$10,498	$10,802
'23	$10,272	$10,710
'23	$11,017	$11,390
'23	$11,360	$11,654
'24	$11,423	$11,595
'24	$11,475	$11,610
'24	$11,560	$11,609
'24	$11,403	$11,466
'24	$11,445	$11,432
'24	$11,728	$11,607
'24	$11,881	$11,713
'24	$11,991	$11,805
'24	$12,179	$11,922
'24	$11,978	$11,748
'24	$12,233	$11,951
'24	$12,020	$11,777
'25	$12,054	$11,836
'25	$12,236	$11,954
'25	$11,989	$11,751
'25	$11,829	$11,656
'25	$11,773	$11,664
'25	$11,843	$11,736
'25	$11,694	$11,713
'25	$11,788	$11,815
'25	$12,172	$12,088
'25	$12,336	$12,238
'25	$12,384	$12,266
'25	$12,409	$12,277
'26	$12,459	$12,392
'26	$12,662	$12,547
'26	$12,389	$12,255
'26	$12,548	$12,396
'26	$12,672	$12,442

Yearly periods ended May 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	7.63%	0.75%	2.40%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	412,996,979
Number of Portfolio Holdings	259
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	1,877,093
Modified Duration to Worst	8.1 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	92%
General Obligation Bonds	7%
Variable Rate Demand Notes	3%
Other	1%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	1%
AA	13%
A	10%
BBB	19%
BB	8%
B	1%
CCC	1%
CC	0%
Not Rated	45%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Florida	13%
California	10%
New York	9%
Wisconsin	9%
Colorado	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSHYTFF-TSRA-S

R-101128-3 (07/26)

DWS Strategic High Yield Tax-Free Fund

Institutional Class: NOTIX

Annual Shareholder Report — May 31, 2026

This annual shareholder report contains important information about DWS Strategic High Yield Tax-Free Fund (the "Fund") for the period June 1, 2025 to May 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.68%

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 7.63% for the period ended May 31, 2026. The Fund's index, the Bloomberg Municipal Bond Index, returned 6.67% for the same period.

While municipal bond market performance continued to be pressured over the period by elevated new issue supply, this was offset by strong demand from tax-free exchange traded funds and separately managed accounts. Yields finished lower along the municipal curve, supporting performance for tax-free bonds broadly.

The Fund was overweight issues rated BBB (the lowest investment grade category) which proved additive as this ratings category led performance within the investment grade municipal market. In sector terms, overweight allocations to senior living and education bonds aided performance. In addition, security selection was positive within both longer maturity and below investment grade issues.

On the downside, underweight allocations to utility and general obligation bonds detracted from return. In addition, security selection within the transportation sector weighed on performance.

Fund Performance

Bloomberg Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Municipal Bond Index
'16	$1,000,000	$1,000,000
'16	$1,018,716	$1,015,909
'16	$1,019,139	$1,016,529
'16	$1,022,676	$1,017,901
'16	$1,018,860	$1,012,821
'16	$1,008,636	$1,002,195
'16	$970,068	$964,818
'16	$978,746	$976,145
'17	$983,535	$982,580
'17	$990,926	$989,403
'17	$993,349	$991,551
'17	$1,000,820	$998,746
'17	$1,016,430	$1,014,597
'17	$1,014,865	$1,010,958
'17	$1,021,434	$1,019,137
'17	$1,029,553	$1,026,893
'17	$1,026,939	$1,021,672
'17	$1,030,158	$1,024,166
'17	$1,029,218	$1,018,682
'17	$1,041,787	$1,029,329
'18	$1,030,683	$1,017,211
'18	$1,025,559	$1,014,172
'18	$1,029,699	$1,017,915
'18	$1,027,882	$1,014,282
'18	$1,040,569	$1,025,897
'18	$1,042,145	$1,026,773
'18	$1,042,846	$1,029,264
'18	$1,044,430	$1,031,907
'18	$1,037,371	$1,025,226
'18	$1,025,115	$1,018,913
'18	$1,028,711	$1,030,191
'18	$1,036,122	$1,042,526
'19	$1,042,510	$1,050,407
'19	$1,048,967	$1,056,031
'19	$1,068,750	$1,072,724
'19	$1,072,462	$1,076,755
'19	$1,090,474	$1,091,600
'19	$1,096,902	$1,095,631
'19	$1,103,148	$1,104,461
'19	$1,123,770	$1,121,882
'19	$1,117,462	$1,112,889
'19	$1,118,298	$1,114,883
'19	$1,120,922	$1,117,671
'19	$1,125,598	$1,121,083
'20	$1,148,649	$1,141,225
'20	$1,170,816	$1,155,942
'20	$1,064,433	$1,114,013
'20	$1,029,938	$1,100,032
'20	$1,064,235	$1,135,025
'20	$1,100,462	$1,144,367
'20	$1,125,529	$1,163,641
'20	$1,127,046	$1,158,181
'20	$1,124,942	$1,158,427
'20	$1,124,723	$1,154,947
'20	$1,151,949	$1,172,376
'20	$1,175,115	$1,179,518
'21	$1,195,930	$1,187,034
'21	$1,177,524	$1,168,174
'21	$1,185,836	$1,175,378
'21	$1,204,860	$1,185,237
'21	$1,221,994	$1,188,773
'21	$1,232,549	$1,192,037
'21	$1,245,918	$1,201,923
'21	$1,241,477	$1,197,512
'21	$1,228,112	$1,188,870
'21	$1,223,693	$1,185,394
'21	$1,241,001	$1,195,485
'21	$1,245,385	$1,197,414
'22	$1,210,033	$1,164,637
'22	$1,199,431	$1,160,465
'22	$1,148,102	$1,122,846
'22	$1,094,720	$1,091,789
'22	$1,107,320	$1,108,007
'22	$1,062,641	$1,089,860
'22	$1,106,371	$1,118,656
'22	$1,075,509	$1,094,139
'22	$1,008,237	$1,052,145
'22	$989,497	$1,043,395
'22	$1,048,346	$1,092,198
'22	$1,045,221	$1,095,325
'23	$1,086,901	$1,126,788
'23	$1,058,558	$1,101,309
'23	$1,076,725	$1,125,745
'23	$1,078,370	$1,123,173
'23	$1,074,013	$1,113,440
'23	$1,092,444	$1,124,594
'23	$1,099,458	$1,129,043
'23	$1,085,392	$1,112,789
'23	$1,050,110	$1,080,175
'23	$1,027,552	$1,070,983
'23	$1,103,146	$1,138,970
'23	$1,136,428	$1,165,442
'24	$1,142,741	$1,159,490
'24	$1,149,070	$1,160,979
'24	$1,157,511	$1,160,942
'24	$1,140,762	$1,146,564
'24	$1,144,969	$1,143,201
'24	$1,173,249	$1,160,724
'24	$1,188,552	$1,171,303
'24	$1,199,548	$1,180,541
'24	$1,219,455	$1,192,209
'24	$1,199,404	$1,174,825
'24	$1,224,914	$1,195,119
'24	$1,202,443	$1,177,720
'25	$1,206,998	$1,183,623
'25	$1,225,151	$1,195,359
'25	$1,200,476	$1,175,101
'25	$1,183,340	$1,165,634
'25	$1,177,743	$1,166,382
'25	$1,185,866	$1,173,644
'25	$1,169,852	$1,171,273
'25	$1,179,203	$1,181,453
'25	$1,217,644	$1,208,813
'25	$1,234,044	$1,223,806
'25	$1,240,046	$1,226,613
'25	$1,241,327	$1,227,717
'26	$1,247,499	$1,239,239
'26	$1,266,621	$1,254,683
'26	$1,240,579	$1,225,542
'26	$1,256,492	$1,239,575
'26	$1,267,658	$1,244,203

Yearly periods ended May 31

Average Annual Total Returns

Table Summary
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	7.63%	0.74%	2.40%
Bloomberg Municipal Bond Index	6.67%	0.92%	2.21%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Table Summary
Net Assets ($)	412,996,979
Number of Portfolio Holdings	259
Portfolio Turnover Rate (%)	37
Total Net Advisory Fees Paid ($)	1,877,093
Modified Duration to Worst	8.1 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, computed using the bond’s nearest call or maturity date.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Revenue Bonds	92%
General Obligation Bonds	7%
Variable Rate Demand Notes	3%
Other	1%
Lease Obligations	0%
Escrow to Maturity/Prerefunded Bonds	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AAA	1%
AA	13%
A	10%
BBB	19%
BB	8%
B	1%
CCC	1%
CC	0%
Not Rated	45%

Top Five State Allocations

Table Summary
Holdings	% of Net Assets
Florida	13%
California	10%
New York	9%
Wisconsin	9%
Colorado	6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity, and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund's gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSHYTFF-TSRA-I

R-101128-3 (07/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS strategic high yield tax free Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended May 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2026	$55,631	$0	$7,629	$0
2025	$53,136	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended May 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2026	$0	$588,231	$0
2025	$0	$1,369,569	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received informa9tion from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended May 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2026	$7,629	$588,231	$0	$595,860
2025	$7,629	$1,369,569	$0	$1,377,198

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2025 and 2026 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

May 31, 2026
Annual Financial Statements and Other Information
DWS Strategic High Yield Tax-Free Fund

Contents
3	Investment Portfolio
21	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm
42	Tax Information
43	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Strategic High Yield Tax-Free Fund

Investment Portfolioas of May 31, 2026

	Principal Amount ($)	Value ($)
Municipal Investments 96.2%
Alabama 0.5%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	839,523
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,165,000	1,217,714
		2,057,237
Alaska 0.1%
Alaska, Alaska Railroad Corp., Revenue, AMT, 6.0%, 10/1/2050, INS: AG	500,000	544,160
Arizona 4.0%
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.0%, 6/15/2064	1,000,000	842,513
Arizona, State Industrial Development Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.75%, 3/1/2065	4,570,000	4,742,003
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	1,420,000	1,280,578
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	951,519
Series D, 144A, 5.0%, 7/1/2051	1,035,000	959,278
Series G, 144A, 5.0%, 7/1/2051	550,000	509,761
Series A, 144A, 5.25%, 7/1/2047	1,000,000	982,738
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029	2,000,000	2,092,310
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,003,520
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	2,060,000	1,506,936
144A, 5.0%, 6/15/2049	1,060,000	952,588
144A, 5.0%, 6/15/2052	710,000	620,863
		16,444,607
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	3

	Principal Amount ($)	Value ($)
California 8.2%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series A, 2.35% (b), 6/1/2026, LOC: Barclays Bank PLC	300,000	300,000
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	4,485,000	3,754,989
Series A, 144A, 5.0%, 7/1/2051	750,000	717,633
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series B-1, 3.85%, 6/1/2050	1,490,000	1,363,617
California, Morongo Band of Mission Indians Revenue, Series B, 144A, Prerefunded, 5.0%, 10/1/2042	1,145,000	1,209,752
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	5,750,000	6,927,981
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	945,000	985,642
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,147,249
4.0%, 9/1/2046	3,825,000	3,336,570
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II” , 144A, 7.0%, 1/1/2039	4,180,000	4,398,937
California, State Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	1,635,000	1,501,263
California, State Public Finance Authority Revenue, Marisol HB LLC Obligated Group, Series A, 144A, 5.1% (a), 4/1/2066	1,700,000	1,707,489
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	4,615,000	4,615,990
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,000,000	961,459
		33,928,571
Colorado 6.0%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,957,647
Colorado, Broadway Station Metropolitan District No. 3, Series B, 0%–7.5%, 12/1/2049 (c)	2,000,000	683,737
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	415,000	442,263
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	1,667,000	1,678,964
The accompanying notes are an integral part of the financial statements.

4	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	4,160,000	4,337,740
Colorado, St. Vrain Lakes Metropolitan District No. 4, General Obligation, Series A, 144A, 0%–6.75%, 9/20/2054 (c)	2,500,000	1,865,379
Colorado, State Educational & Cultural Facilities Authority Revenue, Stanley Partnership for Art Culture & Education LLC, Series A-1, 144A, 6.875%, 2/1/2059	1,500,000	1,584,974
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict A, Series A, 6.5%, 12/1/2054	1,000,000	1,038,432
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict B, Series A, 144A, 5.75%, 12/1/2054	2,000,000	2,022,192
Denver City & County, CO, Airport System Revenue:
Series B, AMT, 5.5%, 11/15/2040	365,000	406,319
Series B, AMT, 5.5%, 11/15/2042	335,000	369,667
Series B, AMT, 5.5%, 11/15/2043	335,000	367,846
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	503,389
5.0%, 12/1/2034	1,000,000	1,006,389
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,575,000	1,579,863
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	560,000	513,782
4.0%, 12/1/2051	1,590,000	1,294,751
		24,653,334
District of Columbia 0.5%
District of Columbia, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AG	1,395,000	1,023,513
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2040	1,000,000	998,186
		2,021,699
Florida 12.8%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project:
Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,500,000	1,227,185
AMT, 6.125%, 10/1/2055	2,550,000	2,636,323
City of South Miami, FL, Health Facilities Authority Inc., Revene, Baptist Health South Florida Obligated Group, 4.0%, 8/15/2042	3,000,000	2,953,288
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	5

	Principal Amount ($)	Value ($)
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	1,315,000	1,348,545
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	240,871
Series A-1, 5.0%, 10/1/2033	230,000	239,981
Series A-1, 5.0%, 10/1/2034	230,000	239,052
Series A-1, 5.0%, 10/1/2035	115,000	119,048
Florida, Capital Projects Finance Authority Revenue, Trilogy Community Development Foundation, Inc. Obligated Group:
Series A, 144A, 7.125%, 1/1/2065	1,835,000	1,913,517
Series A, 144A, 7.25%, 1/1/2055	1,100,000	1,167,423
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,732,195
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,000,000	2,070,907
Series A, 144A, 6.375%, 5/1/2053	800,000	826,495
Florida, Capital Trust Authority Revenue, Madrone Florida Tech Student Housing I LLC, Series A, 144A, 5.375%, 7/1/2065	750,000	723,924
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a) (d), 7/15/2032*	1,360,000	380,800
Florida, Development Finance Corp., Brightline Trains Florida LLC:
AMT, 5.0%, 7/1/2041	1,000,000	710,000
AMT, 5.5%, 7/1/2053	2,750,000	1,952,500
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series B, 5.0%, 7/1/2042	565,000	564,515
Series B, 5.0%, 7/1/2051	415,000	390,738
Series B, 5.0%, 7/1/2057	500,000	462,614
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	500,245
Series A, 5.0%, 2/15/2048	1,150,000	1,059,871
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,100,000	768,823
Series A, 144A, 5.25%, 11/15/2056	9,000,000	6,599,249
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
4.0%, 10/1/2044	1,395,000	1,262,217
The accompanying notes are an integral part of the financial statements.

6	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
4.0%, 10/1/2049	1,905,000	1,627,674
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,300,000	1,274,593
Florida, Village Community Development District No. 14, Special Assessment Revenue, 5.5%, 5/1/2053	2,475,000	2,514,361
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	690,000	694,519
Hillsborough County, FL, Industrial Development Authority Revenue, BayCare Obligated Group, Series C, 5.5%, 11/15/2054	1,500,000	1,596,528
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,956,184
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2054	2,070,000	1,766,683
Orange County, FL, State Health Facilities Authority Revenue, Orlando Health Obligated Group, Series 2025-A, 5.25%, 10/1/2056	2,665,000	2,772,792
Osceola County, FL, Transportation Revenue, Series A2, Zero Coupon, 10/1/2052	3,400,000	822,216
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	376,251
Series C, 7.625%, 5/15/2058	455,000	504,517
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	446,172
Series A, 5.5%, 11/15/2049	3,800,000	3,526,157
		52,968,973
Georgia 1.5%
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,420,000	1,191,283
George L Smith II, GA, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2054	3,365,000	3,250,962
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A” , Series 1, 144A, 0%–6.5%, 12/15/2048 (c)	1,750,000	1,599,192
		6,041,437
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	7

	Principal Amount ($)	Value ($)
Idaho 2.0%
Idaho, State Health Facilities Authority Revenue, St Luke’s Health System Ltd. Obligated Group:
Series C, 2.75% (b), 6/1/2026, LOC: U.S. Bank NA	6,100,000	6,100,000
Series 2025-A, 5.25%, 3/1/2050	1,945,000	2,030,072
		8,130,072
Illinois 3.4%
Chicago, IL, O’Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2053	2,330,000	2,415,003
City of Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2050	840,000	884,008
Illinois, Chicago Board of Education, General Obligation, Series C, 5.5%, 12/1/2045	1,000,000	1,008,804
Illinois, Housing Development Authority Revenue, Series E, 5.25%, 10/1/2052	2,550,000	2,666,861
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (e)	7,076,266	212,288
Illinois, State General Obligation:
Series A, 5.0%, 12/1/2042	3,610,000	3,653,325
5.5%, 5/1/2039	1,535,000	1,632,466
5.75%, 5/1/2045	1,470,000	1,549,970
		14,022,725
Indiana 1.6%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project, Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,647,477
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	618,188
Series E, 6.125%, 3/1/2057	300,000	313,263
Series F, 7.75%, 3/1/2067	2,000,000	2,191,114
		6,770,042
Iowa 1.7%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series 2024-B, 7.25%, 5/15/2035	2,085,000	2,104,387
Series B, 7.5%, 5/15/2053	455,000	503,513
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	5,210,000	4,325,060
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	90,000	87,977
		7,020,937
The accompanying notes are an integral part of the financial statements.

8	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	835,000	836,275
Kentucky 0.6%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	1,275,000	1,284,636
Kentucky, State Public Energy Authority Revenue, Series B, 5.0%, 12/1/2033, GTY: Jefferies Financial Group	1,280,000	1,316,760
		2,601,396
Louisiana 0.5%
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	2,000,000	2,070,817
Maryland 1.4%
Maryland, Economic Development Corp. Revenue, University of Maryland, College Park Leonardtown Project, 5.0%, 7/1/2054, INS: AG	3,500,000	3,538,714
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025-A, 5.25%, 7/1/2052	2,000,000	2,090,251
		5,628,965
Massachusetts 2.9%
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles, Inc., Obligated Group, 144A, 5.0%, 10/1/2057	3,000,000	2,896,424
Massachusetts, Development Finance Agency Revenue, Care Communities LLC Obligated Group, Series A-1, 144A, 6.5%, 7/15/2060	4,000,000	4,083,787
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 1.52% (b), 6/7/2026, LOC: TD Bank NA	500,000	500,000
Massachusetts, State Development Finance Agency Revenue, GingerCare Living, Inc., Obligated Group, Series A, 144A, 5.875%, 12/1/2060	2,000,000	1,863,853
Massachusetts, State Development Finance Agency Revenue, Middlesex Sustainable Energy Partners, Series A, 6.0%, 10/1/2049	1,250,000	1,358,676
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	835,000	623,947
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	9

	Principal Amount ($)	Value ($)
Massachusetts, State Health & Educational Facilities Authority Revenue, Mass General Brigham, Inc., Series F-3, 1.18% (b), 6/7/2026, LOC: TD Bank NA	400,000	400,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series J-2, 2.57% (b), 6/1/2026	200,000	200,000
		11,926,687
Minnesota 0.6%
Minnesota, State Housing Finance Agency, Series I, 5.0%, 7/1/2053	2,575,000	2,668,429
Missouri 1.0%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,538,538
Missouri, State Health & Educational Facilities Authority Revenue, St. Louis University, Series B-1, 2.82% (b), 6/1/2026, LOC: Barclays Bank PLC	700,000	700,000
		4,238,538
Nebraska 0.2%
Douglas County, NE, State Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, 2.8% (b), 6/1/2026, LOC: U.S. Bank NA	740,000	740,000
Nevada 1.9%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series B, 144A, AMT, 12.0% (a), 1/1/2065	3,005,000	1,682,800
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	500,000	515,219
Series A, AMT, 5.25%, 7/1/2054	400,000	408,232
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,029,855
5.0%, 7/1/2045	1,000,000	1,014,331
5.0%, 7/1/2051	1,000,000	995,274
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	12,500,000	2,036,190
		7,681,901
New Jersey 1.9%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	415,000	438,648
New Jersey, State Economic Development Authority Revenue, Series SSS, 5.25%, 6/15/2038	400,000	451,382
The accompanying notes are an integral part of the financial statements.

10	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	2,955,142
New Jersey, State Higher Education Student Assistance Authority, Revenue:
Series B, AMT, 4.25%, 12/1/2045	1,450,000	1,448,024
Series A, AMT, 4.25%, 12/1/2046 (f)	1,000,000	1,003,460
Series C, AMT, 5.0%, 12/1/2053	605,000	591,984
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	810,000	838,916
		7,727,556
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, “I” , Series D, 3.25%, 7/1/2044	2,460,000	2,160,108
New York 6.5%
Buffalo & Erie County, NY, Industrial Land Development Corp., D’Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,051,122
Series A, 4.0%, 11/1/2045	2,500,000	1,997,048
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann’s Community Project, 5.0%, 1/1/2050	2,750,000	2,483,517
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	1,565,000	1,590,094
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.625%, 4/1/2040	1,290,000	1,370,665
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.375%, 8/1/2036	900,000	937,458
AMT, 5.375%, 6/30/2060	2,085,000	2,095,043
AMT, 5.5%, 6/30/2054	2,000,000	2,028,273
AMT, 6.0%, 6/30/2054	250,000	260,656
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 4.0%, 12/1/2042	1,200,000	1,121,681
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series B4A, 2.8% (b), 6/1/2026, LOC: TD Bank NA	300,000	300,000
New York City, NY, General Obligation, Series L-4, 2.75% (b), 6/1/2026, LOC: U.S. Bank NA	200,000	200,000
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series E-1, 2.8%, 11/1/2034	4,340,000	4,011,441
New York City, NY, State Housing Development Corp. 8 Spruce St. Project, “F” , Series F, 5.25%, 12/15/2031	1,000,000	1,031,062
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C-4, 2.85% (b), 6/1/2026, SPA: JPMorgan Chase Bank NA	500,000	500,000
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	1,703,635
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (e)	2,125,000	1,062,500
Westchester County, NY, Local Development Corp. Revenue, QSH LLC, Series A, 144A, 6.5%, 12/1/2065	2,000,000	2,075,336
Westchester County, NY, Local Development Corp., Health Care Corp. Obligated Group Revenue, 5.75%, 11/1/2053, INS: AG	1,000,000	1,066,544
		26,886,075
North Carolina 0.1%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	360,000	369,536
Ohio 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, “2” , Series B-2, 5.0%, 6/1/2055	2,500,000	1,998,997
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	380,000	392,361
		2,391,358
Oklahoma 1.1%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	1,545,000	1,549,995
Series A, 5.5%, 8/15/2041	1,360,000	1,395,869
Series A, 5.5%, 8/15/2044	1,445,000	1,481,846
		4,427,710
Pennsylvania 1.0%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	299,000	299,298
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, AMT, 4.125%, 6/1/2045	2,051,000	2,002,728
The accompanying notes are an integral part of the financial statements.

12	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 145A, 6.0%, 10/1/2054	925,000	998,701
Philadelphia, PA, Authority For Industrial Development, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2051	875,000	687,911
		3,988,638
Rhode Island 1.8%
Rhode Island, Health and Educational Building Corp. Revenue, PRG - RI Properties LLC, Series A, 5.0%, 7/1/2050, INS: AG	3,000,000	3,020,982
Rhode Island, Student Loan Authority Revenue:
Series A, AMT, 4.125%, 12/1/2043	2,395,000	2,356,353
Series A, AMT, 5.0%, 12/1/2044	1,945,000	1,980,931
		7,358,266
South Carolina 0.7%
South Carolina, Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	1,820,000	1,681,247
Series A, 4.0%, 12/1/2055	1,000,000	877,285
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	500,000	530,480
		3,089,012
South Dakota 0.4%
Lincoln County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	2,050,000	1,598,428
Tennessee 1.9%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Erlanger Health Obligated Group, 5.25%, 12/1/2049	2,500,000	2,616,457
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2049	1,000,000	901,898
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	3,185,915
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	615,000	600,065
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, 4.0%, 4/1/2031	750,000	784,530
		8,088,865
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
Texas 4.2%
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,340,000	2,489,742
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,715,000	3,099,539
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	450,000	419,394
Series A, 5.0%, 10/1/2051	1,735,000	1,480,042
Texas, Arlington Higher Education Finance Corp. Revenue, BASIS Texas Charter Schools, Inc., 144A, 5.0%, 6/15/2064	500,000	453,358
Texas, Fort Worth International Airport Revenue, Series A-1, AMT, 5.25%, 11/1/2044	3,375,000	3,602,934
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030 * (e)	57,131	5,713
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,074,802
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,485,000	1,536,546
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, AMT, 5.0%, 6/30/2058	1,100,000	1,095,657
Texas, State General Obligation, 1.5% (b), 6/7/2026, SPA: JPMorgan Chase Bank NA	320,000	320,000
		17,577,727
Utah 4.2%
Utah, Black Desert Public Infrastructure District Special Assessment, Public Infrastructure District Black Desert Assessment Area No. 1, 144A, 5.625%, 12/1/2053	2,000,000	2,039,996
Utah, Downtown Daybreak Public Infrastructure District No. 1 Revenue, City of South Jordan UT South Station Housing and Transit Reinvestment Zone, 144A, 5.875%, 3/1/2051	1,600,000	1,631,545
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation:
Series 1, 144A, 5.125%, 6/15/2054	1,375,000	1,383,069
Series 1, 144A, 5.5%, 6/1/2050	500,000	510,194
Series 1, 144A, 5.5%, 6/1/2055	2,500,000	2,531,794
Series 1, 144A, 5.75%, 6/1/2060	500,000	516,496
Series 2, 144A, 6.0%, 6/15/2054	1,810,000	1,867,065
The accompanying notes are an integral part of the financial statements.

14	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Utah, Military Installation Development Authority Revenue, Recreation Fac Project Area, Series A-1, 4.0%, 6/1/2052	1,250,000	1,060,525
Utah, Point Phase 1 Public Infrastructure District No. 1 Revenue, Series A-1, 6.125%, 3/1/2055	2,165,000	2,258,175
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,990,000	3,632,247
		17,431,106
Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael’s College, Inc., 144A, 5.5%, 10/1/2043	2,000,000	1,821,203
Virginia 3.7%
Roanoke County, VA, Economic Development Authority Revenue, Richfield Living, 5.5% (a), 9/1/2058	1,475,000	1,456,801
Virginia, Marquis Community Development Authority Revenue:
Series C, 9/1/2041 *	11,070,000	27,675
Series B, 1.688%, 9/1/2041 (e) (g)	7,416,000	2,521,440
144A, 2.25%, 9/1/2045 (e) (g)	2,284,000	776,560
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,410,969
144A, 5.0%, 9/1/2045	1,650,000	1,653,239
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2040	2,340,000	2,296,840
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	4,400,000	4,281,646
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2049	870,000	863,917
		15,289,087
Washington 1.6%
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AG	4,120,000	3,078,286
Series B, 3.0%, 7/1/2058	2,080,000	1,373,136
Washington, State Health Care Facilities Authority Revenue, CommonSpirit Health Obligation Group, Series A, 5.5%, 9/1/2055	1,000,000	1,054,469
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)
Washington, State Housing Finance Commission Revenue, Horizon House Obligated Group, Series A, 6.25%, 1/1/2061	1,000,000	1,022,736
Washington, State Housing Finance Commission, Panorama Project, 1.57% (b), 6/7/2026, LOC: Wells Fargo Bank NA	190,000	190,000
		6,718,627
Wisconsin 8.5%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	4,149,894
Series B, 5.0%, 7/1/2048	1,910,000	1,778,742
Series B, 5.0%, 7/1/2053	1,875,000	1,690,602
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	5,835,000	5,192,127
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, AMT, 6.25%, 9/1/2046	205,000	211,838
Series B, 144A, AMT, 7.0%, 9/1/2054	200,000	211,180
Wisconsin, Public Finance Authority Revenue, SR 400 Peach Partners LLC, Series 2025, AMT, 5.75%, 12/31/2065	3,000,000	3,111,481
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	1,907,166
5.0%, 7/1/2052	1,000,000	924,112
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, Series A, 144A, 5.0%, 6/15/2049	520,000	486,081
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	3,000,000	2,530,036
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	250,000	227,506
144A, Prerefunded, 4.0%, 4/1/2042	5,000	5,266
144A, Prerefunded, 4.0%, 4/1/2052	15,000	15,797
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	543,173
144A, 5.75%, 5/1/2054	3,665,000	2,693,128
The accompanying notes are an integral part of the financial statements.

16	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	5,000,000	5,123,610
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2053	1,000,000	937,482
Wisconsin, State Health & Educational Facilities Authority Revenue, Chiara Housing & Services, Inc. Obligated Group:
5.875%, 7/1/2055	660,000	663,900
6.0%, 7/1/2060	700,000	706,436
6.625%, 7/1/2060	1,910,000	2,009,834
		35,119,391
Guam 0.2%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	655,000	665,707
Puerto Rico 5.3%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 4.0%, 7/1/2042	2,000,000	1,920,779
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2033	3,602,431	2,629,168
Series A1, 4.0%, 7/1/2033	1,255,987	1,258,935
Series A1, 4.0%, 7/1/2035	230,098	229,544
Series A1, 4.0%, 7/1/2037	2,007,160	1,984,133
Series A1, 4.0%, 7/1/2041	2,098,773	2,000,322
Series A1, 5.625%, 7/1/2027	282,516	287,015
Series A1, 5.75%, 7/1/2031	269,953	292,393
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	4,000,000	1,460,065
Series A-1, Zero Coupon, 7/1/2051	4,207,000	1,129,900
Series A-1, 4.75%, 7/1/2053	6,800,000	6,550,905
Series A-1, 5.0%, 7/1/2058	2,000,000	1,976,388
		21,719,547
Total Municipal Investments (Cost $413,946,000)		397,424,749
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)
Underlying Municipal Bonds of Inverse Floaters (h) 4.0%
California 1.3%
California, Water Utility Improvements, 5.0%, 3/1/2049 (i)	5,000,000	5,355,466
Trust: California, Water Utility Improvements, General Obligation, Series 2025-XM1227, 144A, 12.74%, 3/1/2033, Leverage Factor at purchase date: 4 to 1
New York 2.7%
New York City, NY, General Obligation, Series A-1, 5.5%, 8/1/2050 (i)	5,200,000	5,615,066
Trust: New York City, NY, General Obligation, Series 2025-XM1310, 144A, 13.27%, 8/1/2033, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, 5.25%, 5/1/2048 (i)	5,000,000	5,307,218
Trust: New York City, NY, Transitional Finance Authority, Series 2025-XM1262, 144A, 14.88%, 5/1/2033, Leverage Factor at purchase date: 4 to 1
		10,922,284
Total Underlying Municipal Bonds of Inverse Floaters (Cost $16,025,690)		16,277,750
Corporate Bonds 0.4%
Consumer Discretionary 0.4%
Grand Canyon University, 5.125%, 10/1/2028	1,570,000	1,555,383
Industrials 0.0%
Brightline East LLC, 144A, 11.0%, 1/31/2030	2,500,000	225,000
Total Corporate Bonds (Cost $3,901,028)		1,780,383

	Shares	Value ($)
Closed-End Investment Companies 0.3%
Nuveen Quality Municipal Income Fund (Cost $1,166,772)	102,188	1,219,103
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.53% (j) (Cost $99,084)	99,074	99,084
The accompanying notes are an integral part of the financial statements.

18	|	DWS Strategic High Yield Tax-Free Fund

	Shares	Value ($)
Warrants 0.0%
BL Train Holdings West LLC, Expiration Date 11/26/2035* (k) (Cost $0)	25,020	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $435,138,574)	100.9	416,801,069
Floating Rate Notes (h)	(2.8)	(11,400,000)
Other Assets and Liabilities, Net	1.9	7,595,910
Net Assets	100.0	412,996,979

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of
May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically
(usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2026. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Security is a “step-up”  bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(d)	Interest coupon payment as of July 15, 2025 and January 15, 2026 have been deferred by the issuer.
(e)	Defaulted security or security for which income has been deemed uncollectible.
(f)	When-issued or delayed delivery securities included.
(g)	Security currently paying partial interest. The rate shown represents 30% of the original coupon rate.
(h)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(i)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(j)	Current yield; not a coupon rate.
(k)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	19

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$413,702,499	$—	$413,702,499
Corporate Bonds (a)	—	1,780,383	—	1,780,383
Closed-End Investment Companies	1,219,103	—	—	1,219,103
Open-End Investment Companies	99,084	—	—	99,084
Warrants	—	—	0	0
Total	$1,318,187	$415,482,882	$0	$416,801,069

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

20	|	DWS Strategic High Yield Tax-Free Fund

Statement of Assets and Liabilities
as of May 31, 2026

Assets
Investment in securities, at value (cost $435,138,574)	$416,801,069
Receivable for investments sold	1,176,850
Receivable for Fund shares sold	182,060
Dividends receivable	7,204
Interest receivable	7,953,026
Other assets	33,976
Total assets	426,154,185
Liabilities
Payable for investments purchased — when-issued/delayed-delivery securities	979,870
Payable for Fund shares redeemed	90,073
Payable for floating rate notes issued	11,400,000
Distributions payable	311,378
Accrued management fee	117,325
Accrued Trustees' fees	3,784
Other accrued expenses and payables	254,776
Total liabilities	13,157,206
Net assets, at value	$412,996,979
Net Assets Consist of
Distributable earnings (loss)	(153,720,536)
Paid-in capital	566,717,515
Net assets, at value	$412,996,979
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	21

Statement of Assets and Liabilities as of May 31, 2026 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($119,969,841 ÷ 11,390,927 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$10.53
Maximum offering price per share (100 ÷ 97.25 of $10.53)	$10.83
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($2,394,438 ÷ 227,140 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$10.54
Class S
Net Asset Value, offering and redemption price per share ($214,710,816 ÷ 20,370,952 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$10.54
Institutional Class
Net Asset Value, offering and redemption price per share ($75,921,884 ÷ 7,200,255 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$10.54
The accompanying notes are an integral part of the financial statements.

22	|	DWS Strategic High Yield Tax-Free Fund

Statement of Operations
for the year ended May 31, 2026

Investment Income
Income:
Interest	$23,834,861
Dividends	119,665
Total income	23,954,526
Expenses:
Management fee	1,877,093
Administration fee	413,649
Services to shareholders	441,827
Distribution and service fees	341,807
Custodian fee	1,983
Professional fees	91,681
Reports to shareholders	32,571
Registration fees	70,004
Trustees' fees and expenses	13,432
Interest expense on floating rate notes issued	307,166
Other	25,497
Total expenses before expense reductions	3,616,710
Expense reductions	(391,438)
Total expenses after expense reductions	3,225,272
Net investment income	20,729,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(4,933,443)
Change in net unrealized appreciation (depreciation) on investments	15,449,716
Net gain (loss)	10,516,273
Net increase (decrease) in net assets resulting from operations	$31,245,527
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	23

Statements of Changes in Net Assets
	Years Ended May 31,
Increase (Decrease) in Net Assets	2026	2025
Operations:
Net investment income	$20,729,254	$22,693,779
Net realized gain (loss)	(4,933,443)	(8,238,313)
Change in net unrealized appreciation (depreciation)	15,449,716	(516,722)
Net increase (decrease) in net assets resulting from operations	31,245,527	13,938,744
Distributions to shareholders:
Class A	(5,707,095)	(6,631,994)
Class C	(111,501)	(147,939)
Class S	(10,383,461)	(10,807,622)
Institutional Class	(3,821,404)	(4,650,602)
Total distributions	(20,023,461)	(22,238,157)
Fund share transactions:
Proceeds from shares sold	62,515,867	113,023,315
Reinvestment of distributions	17,119,365	19,049,037
Payments for shares redeemed	(121,490,225)	(159,479,285)
Net increase (decrease) in net assets from Fund share transactions	(41,854,993)	(27,406,933)
Increase (decrease) in net assets	(30,632,927)	(35,706,346)
Net assets at beginning of period	443,629,906	479,336,252
Net assets at end of period	$412,996,979	$443,629,906

The accompanying notes are an integral part of the financial statements.

24	|	DWS Strategic High Yield Tax-Free Fund

Financial Highlights
DWS Strategic High Yield Tax-Free Fund — Class A
	Years Ended May 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.26	$10.45	$10.24	$11.02	$12.59
Income (loss) from investment operations:
Net investment income	.49 [a]	.46	.42	.41	.39
Net realized and unrealized gain (loss)	.25	(.20 )	.21	(.78 )	(1.57)
Total from investment operations	.74	.26	.63	(.37 )	(1.18)
Less distributions from:
Net investment income	(.47 )	(.45 )	(.42 )	(.40 )	(.39 )
Net realized gains	—	—	(.00 )*	(.01 )	(.00 )*
Total distributions	(.47 )	(.45 )	(.42 )	(.41 )	(.39 )
Net asset value, end of period	$10.53	$10.26	$10.45	$10.24	$11.02
Total Return (%)[b,c]	7.37	2.60	6.33	(3.27)	(9.55)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	120	134	145	137	182
Ratio of expenses before expense reductions (including interest expense) (%)	.99 [d]	.94 [d]	.92	.95 [d]	.90 [d]
Ratio of expenses after expense reductions (including interest expense) (%)	.93 [d]	.85 [d]	.83	.89 [d]	.87 [d]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.85	.85	.83	.85	.84
Ratio of net investment income (%)	4.69	4.51	4.19	3.97	3.21
Portfolio turnover rate (%)	37	69	58	70	69

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	25

DWS Strategic High Yield Tax-Free Fund — Class C
	Years Ended May 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.27	$10.46	$10.25	$11.03	$12.60
Income (loss) from investment operations:
Net investment income	.41 [a]	.38	.35	.34	.30
Net realized and unrealized gain (loss)	.25	(.20 )	.20	(.79 )	(1.57)
Total from investment operations	.66	.18	.55	(.45 )	(1.27)
Less distributions from:
Net investment income	(.39 )	(.37 )	(.34 )	(.32 )	(.30 )
Net realized gains	—	—	(.00 )*	(.01 )	(.00 )*
Total distributions	(.39 )	(.37 )	(.34 )	(.33 )	(.30 )
Net asset value, end of period	$10.54	$10.27	$10.46	$10.25	$11.03
Total Return (%)[b,c]	6.56	1.86	5.53	(4.00)	(10.22)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	4	6	9
Ratio of expenses before expense reductions (including interest expense) (%)	1.76 [d]	1.69 [d]	1.69	1.71 [d]	1.66 [d]
Ratio of expenses after expense reductions (including interest expense) (%)	1.68 [d]	1.60 [d]	1.58	1.64 [d]	1.62 [d]
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.60	1.60	1.58	1.60	1.59
Ratio of net investment income (%)	3.93	3.76	3.44	3.22	2.46
Portfolio turnover rate (%)	37	69	58	70	69

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Strategic High Yield Tax-Free Fund

DWS Strategic High Yield Tax-Free Fund — Class S
	Years Ended May 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.27	$10.46	$10.25	$11.03	$12.60
Income (loss) from investment operations:
Net investment income	.52 [a]	.49	.45	.44	.42
Net realized and unrealized gain (loss)	.25	(.20 )	.21	(.78 )	(1.57)
Total from investment operations	.77	.29	.66	(.34 )	(1.15)
Less distributions from:
Net investment income	(.50 )	(.48 )	(.45 )	(.43 )	(.42 )
Net realized gains	—	—	(.00 )*	(.01 )	(.00 )*
Total distributions	(.50 )	(.48 )	(.45 )	(.44 )	(.42 )
Net asset value, end of period	$10.54	$10.27	$10.46	$10.25	$11.03
Total Return (%)[b]	7.63	2.87	6.60	(3.01)	(9.31)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	215	216	233	268	405
Ratio of expenses before expense reductions (including interest expense) (%)	.77 [c]	.70 [c]	.71	.74 [c]	.74 [c]
Ratio of expenses after expense reductions (including interest expense) (%)	.68 [c]	.60 [c]	.58	.64 [c]	.62 [c]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.60	.60	.58	.60	.59
Ratio of net investment income (%)	4.94	4.75	4.44	4.22	3.46
Portfolio turnover rate (%)	37	69	58	70	69

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	27

DWS Strategic High Yield Tax-Free Fund — Institutional Class
	Years Ended May 31,
	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.27	$10.46	$10.25	$11.03	$12.60
Income (loss) from investment operations:
Net investment income	.52 [a]	.49	.45	.44	.43
Net realized and unrealized gain (loss)	.25	(.20 )	.21	(.78 )	(1.58)
Total from investment operations	.77	.29	.66	(.34 )	(1.15)
Less distributions from:
Net investment income	(.50 )	(.48 )	(.45 )	(.43 )	(.42 )
Net realized gains	—	—	(.00 )*	(.01 )	(.00 )*
Total distributions	(.50 )	(.48 )	(.45 )	(.44 )	(.42 )
Net asset value, end of period	$10.54	$10.27	$10.46	$10.25	$11.03
Total Return (%)[b]	7.63	2.86	6.61	(3.01)	(9.38)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	76	90	97	109	153
Ratio of expenses before expense reductions (including interest expense) (%)	.78 [c]	.72 [c]	.69	.69 [c]	.68 [c]
Ratio of expenses after expense reductions (including interest expense) (%)	.68 [c]	.60 [c]	.58	.64 [c]	.62 [c]
Ratio of expenses after expense reductions (excluding interest expense) (%)	.60	.60	.58	.60	.59
Ratio of net investment income (%)	4.94	4.75	4.43	4.23	3.46
Portfolio turnover rate (%)	37	69	58	70	69

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Strategic High Yield Tax-Free Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Strategic High Yield Tax-Free Fund (the “Fund” ) is a diversified series of Deutsche DWS Municipal Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s

DWS Strategic High Yield Tax-Free Fund	|	29

financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such

30	|	DWS Strategic High Yield Tax-Free Fund

services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

DWS Strategic High Yield Tax-Free Fund	|	31

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations. For the year ended May 31, 2026, interest expense related to floaters amounted to $307,166. The weighted average outstanding daily balance of the floating rate notes issued during the year ended May 31, 2026 was $10,555,890, with a weighted average interest rate of 2.91%.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, when interest rates increase, the interest payment to the inverse floater will generally decrease and the value of

32	|	DWS Strategic High Yield Tax-Free Fund

inverse floaters may decrease significantly. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
When-Issued and Delayed-Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued and delayed-delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At May 31, 2026, the Fund had net tax basis capital loss carryforwards of $153,269,747, including short-term losses ($112,913,102) and long-term losses ($40,356,645), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended May 31, 2026, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, tax treatments related to investments in certain debt securities, premium amortization on debt securities, interest income on defaulted securities and the realized tax

DWS Strategic High Yield Tax-Free Fund	|	33

character on distributions from certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At May 31, 2026, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed tax-exempt income	$16,482,531
Undistributed ordinary income*	$893,696
Capital loss carryforwards	$(153,269,747)
Net unrealized appreciation (depreciation) on investments	$(15,354,347)
At May 31, 2026, the aggregate cost of investments for federal income tax purposes was $432,155,416. The net unrealized depreciation for all investments based on tax cost was $15,354,347. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $17,036,351 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $32,390,698.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended May 31,
	2026	2025
Distributions from tax-exempt income	$18,768,727	$21,152,346
Distributions from ordinary income*	$1,254,734	$1,085,811

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All

34	|	DWS Strategic High Yield Tax-Free Fund

premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the year ended May 31, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $158,222,968 and $197,995,523, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $300 million of the Fund’s average daily net assets	.455%
Next $200 million of such net assets	.405%
Next $500 million of such net assets	.380%
Next $500 million of such net assets	.360%
Next $500 million of such net assets	.350%
Over $2 billion of such net assets	.340%
Accordingly, for the year ended May 31, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.44% of the Fund’s average daily net assets.
For the period from June 1, 2025 through September 30, 2025, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.86%
Class C	1.61%
Class S	.61%
Institutional Class	.61%

DWS Strategic High Yield Tax-Free Fund	|	35

Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.85%
Class C	1.60%
Class S	.60%
Institutional Class	.60%
For the year ended May 31, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$86,449
Class C	2,452
Class S	216,402
Institutional Class	86,135
$391,438
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended May 31, 2026, the Administration Fee was $413,649, of which $33,870 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended May 31, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2026
Class A	$5,666	$937
Class C	287	46
Class S	48,464	8,101
Institutional Class	454	74
	$54,871	$9,158

36	|	DWS Strategic High Yield Tax-Free Fund

In addition, for the year ended May 31, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$91,771
Class C	2,361
Class S	181,372
Institutional Class	90,705
$366,209
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended May 31, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2026
Class C	$22,213	$1,523
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended May 31, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2026	Annual Rate
Class A	$312,193	$51,296.25%
Class C	7,401	1,004.25%
	$319,594	$52,300
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended May 31, 2026 aggregated $1,677.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended May 31, 2026, the CDSC for Class C shares aggregated $489. A deferred sales charge of up to 1% is

DWS Strategic High Yield Tax-Free Fund	|	37

assessed on certain redemptions of Class A shares. For the year ended May 31, 2026, DDI received $10,254 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended May 31, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,335, of which $606 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the year ended May 31, 2026, the Fund engaged in securities purchases of $23,430,060 and securities sales of $21,335,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
D.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of

38	|	DWS Strategic High Yield Tax-Free Fund

the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2026.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended May 31, 2026		Year Ended May 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,121,803	$22,093,589	3,426,901	$36,582,212
Class C	9,930	104,082	65,707	710,923
Class S	1,353,489	13,945,621	1,042,283	11,158,050
Institutional Class	2,523,087	26,372,575	6,010,208	64,572,130
		$62,515,867		$113,023,315
Shares issued to shareholders in reinvestment of distributions
Class A	503,663	$5,238,399	571,145	$6,088,004
Class C	10,220	106,317	13,160	140,436
Class S	776,693	8,085,715	811,851	8,660,939
Institutional Class	354,258	3,688,934	389,739	4,159,658
		$17,119,365		$19,049,037
Shares redeemed
Class A	(4,286,968)	$(44,507,372)	(4,820,273)	$(51,034,085)
Class C	(130,963)	(1,365,985)	(134,949)	(1,439,320)
Class S	(2,813,680)	(29,347,786)	(3,072,997)	(32,863,433)
Institutional Class	(4,439,265)	(46,269,082)	(6,930,206)	(74,142,447)
		$(121,490,225)		$(159,479,285)
Net increase (decrease)
Class A	(1,661,502)	$(17,175,384)	(822,227)	$(8,363,869)
Class C	(110,813)	(1,155,586)	(56,082)	(587,961)
Class S	(683,498)	(7,316,450)	(1,218,863)	(13,044,444)
Institutional Class	(1,561,920)	(16,207,573)	(530,259)	(5,410,659)
		$(41,854,993)		$(27,406,933)

DWS Strategic High Yield Tax-Free Fund	|	39

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Municipal Trust and Shareholders of DWS Strategic High Yield Tax-Free Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Strategic High Yield Tax-Free Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Municipal Trust (the “Trust” )), including the investment portfolio, as of May 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Municipal Trust) at May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
July 27, 2026

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Tax Information (Unaudited)
Of the dividends paid from net investment income for the taxable year ended May 31, 2026, 95% are designated as exempt interest dividends for federal income tax purposes.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

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Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Strategic High Yield Tax-Free Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
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During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
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The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
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The Board also received extensive information throughout the year regarding performance of the Fund.
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The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
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In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Strategic High Yield Tax-Free Fund	|	43

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

44	|	DWS Strategic High Yield Tax-Free Fund

December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

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Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSHYTFF-BFE2025

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DSHYTFF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	7/30/2026